Note 18 - Income Tax	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of income tax [text block]
18.	Income Tax

Income tax reconciliation

The following table reconciles the expected income taxes expense (recovery) at the Canadian statutory income tax rates to the amounts recognized in the statements of operations for the years ended December 31, 2025, 2024 and 2023:

	December 31, 2025	December 31, 2024	December 31, 2023
(Loss) income before income taxes	$(133,465)	$(29,447)	$(64,666)
Statutory tax rate	26.5%	26.5%	26.5%
Expected expense (recovery) at statutory rate	(35,368)	(7,804)	(17,136)
Tax rate difference	(1)	(3)	(1)
Share based compensation	328	461	-
Permanent differences	(79)	918	107
Fair value adjustment of USD Warrants	(19,767)	-	-
Net change in benefits previously not recognized	12,713	8,815	17,699
Share issuance costs	(1,412)	(48)	(515)
Book to filing adjustments	1,970	227	(170)
Other comprehensive income (loss)	341	(355)	-
Loss on debt restructuring not recognized	41,468	-	-
Foreign exchange	(199)	(2,385)	-
Other	6	174	16
Income tax expense (recovery)	$-	$-	$-

The significant components of the Company’s deferred income tax assets (liabilities) are as follows:

	December 31, 2025	December 31, 2024
Deferred tax liabilities:
Government loan and grant	$(543)	$-
Convertible notes payable	$-	$(4,619)
	$(543)	$(4,619)
Deferred tax assets:
Non-capital loss	$543	$4,619
	543	$4,619
Deferred income tax assets / (liabilities)	$-	$-

Deferred taxes are recognized to the extent that it is probable that taxable profit will be available against which the deductible temporary differences and the carry forward of unused tax losses can be utilized. The group has unrecognized tax attributes, notes below, that are available to offset against future taxable income. However, as these tax attributes related to entities that have a history of losses, these deductible temporary differences are not recognized and are as follows:

	December 31, 2025	December 31, 2024
Non-capital loss carry-forwards	$103,660	$75,830
Exploration and evaluation properties	19,796	21,459
Property, Plant and Equipment	39,379	43,299
Capital loss carry forward	31,271	27,994
Other	35,911	14,253
Total unrecognized temporary differences	$230,017	$182,835

The capital loss of $31,271 ( December 31, 2024 - $27,994) can be carried forward indefinitely and can only be realized against future capital gains.

The Company has the following unrecognized non-capital loss carryforwards of approximately $99,275 ( December 31, 2024 – $72,286) which may be carried forward to apply against future year income tax for Canadian income tax purposes, subject to the final determination by taxation authorities, expiring in the following years:

Year	December 31, 2025	December 31, 2024
2036	$3.231	$-
2037	1,172	33
2038	7,457	384
2039	1,457	1,532
2040	7,150	3,621
2041	14,863	15,094
2042	15,189	15,554
2043	22,889	23,513
2044	9,875	12,555
2045	15,992	-
Total	$99,275	$72,286

The Company also has non-capital loss carryforwards of $650 and $3,735 to apply against future year income tax in Australia and the United States, respectively. The majority of these carry forward losses do not expire.